SCHEDULE OF OPERATING LEASES (Details)	Mar. 31, 2026	Mar. 31, 2025
Operating Leases
Weighted average remaining lease term (years)	2 years 7 months 20 days	1 year
Weighted average discount rate	5.43%	5.69%